Pension Schemes (Tables)	12 Months Ended
Dec. 31, 2021
Financial Debt
Disclosure of detailed information about net defined benefit liability [text block]

(in EUR 000)	2021	2020
Net defined benefit liability at January 1	37	30
Defined benefit cost included in profit or loss	95	93
Total remeasurement included in OCI	68	—
Employer contributions	(120)	(77)
Transfer reserves (terminated participants)	—	(9)
Net defined benefit liability at December 31	80	37

Disclosure of detailed information about gross defined benefit liability [text block]

(in EUR 000)	2021	2020
Gross defined benefit liability at January 1	248	209
Current service cost	95	90
Interest cost	—	1
Administrative expenses	(1)	—
Taxes on contributions	(14)	(8)
Transfer reserves (terminated participants)	—	(60)
Actuarial gain due to change in financial assumptions	(87)	—
Actuarial loss due to change in experience assumptions	253	16
Gross defined benefit liability at 31 December	494	248

Disclosure of fair value of plan assets [text block]

(in EUR 000)	2021	2020
Fair value plan assets at January 1	211	179
Interest income	—	2
Employer contributions	120	77
Administrative expenses	(1)	—
Taxes on contributions	(14)	(8)
Transfer reserves (terminated participants)	—	(55)
Actuarial gain on fair value of the plan assets	98	16
Fair value plan assets at December 31	414	211

Disclosure of additional information about defined benefit plans [text block]

	For the year ended December 31
	2021	2020
Active members	24	14
Average age	41	43

Disclosure of actuarial assumptions for defined benefit plan [text block]

	For the year ended December 31
	2021	2020
Discount rate	1.4%	0.1%
Inflation rate	2.0%	2.0%
Salary increase (in excess of inflation)	1.0%	0.0%
Withdrawal rate based on age (minimum)	0.0%	1.5%
Withdrawal rate based on age (maximum)	12.0%	8.5%

Disclosure of sensitivity analysis for actuarial assumptions [text block]

	For the year ended December 31
	2021	2020
Increase of 0.25% in the discount rate	(17)	(2)
Decrease of 0.25% in the discount rate	18	2

Disclosure of detailed information about expected benefit payments employee benefits [text block]

As at
(in EUR 000)	December 31, 2021
In the next 12 months	5
Between 2 and 5 years	53
Between 6 and 10 years	79
Expected total benefit payments	137